UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2005
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA May 13, 2005

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total:   $111,199


List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1282    57727 SH       SOLE                       75             57652
APPLIED MATLS INC COM          COM              038222105      244    15000 SH       SOLE                                      15000
BEST BUY INC COM               COM              086516101     2767    51225 SH       SOLE                                      51225
CAESARS ENTMT INC COM          COM              127687101    11846   598572 SH       SOLE                    80100            518472
CENDANT CORP COM               COM              151313103    11023   536640 SH       SOLE                   102800            433840
CHARTER COMMUNCTNS DEL CL A    COM              16117M107       16    10000 SH       SOLE                    10000
CISCO SYS INC COM              COM              17275R102      195    10893 SH       SOLE                                      10893
CITIGROUP INC COM              COM              172967101     6122   136224 SH       SOLE                    18389            117835
CONTINUCARE CORP COM           COM              212172100      124    50000 SH       SOLE                    50000
COUNTRYWIDE FINANCIAL COM      COM              222372104     4147   127754 SH       SOLE                                     127754
CP POKPHAND LTD SPONSORED ADR  COM              125918102       59    44865 SH       SOLE                                      44865
ERICSSON L M TEL CO ADR REG    COM              294821608     2060    73059 SH       SOLE                      440             72619
EXXON MOBIL CORP COM           COM              30231G102      252     4220 SH       SOLE                                       4220
FREESCALE SEMICONDUCTR CL B    COM              35687M206      454    26339 SH       SOLE                      585             25754
GENERAL ELEC CO COM            COM              369604103      800    22197 SH       SOLE                    10000             12197
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        2    35000 SH       SOLE                    35000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     3865    84165 SH       SOLE                     1000             83165
HALLWOOD GROUP INC COM NEW     COM              406364406     2990    23000 SH       SOLE                    23000
INTEL CORP COM                 COM              458140100      339    14596 SH       SOLE                    10000              4596
INTERNATIONAL BUS MACH COM     COM              459200101      244     2674 SH       SOLE                                       2674
IVAX CORP COM                  COM              465823102     3260   164900 SH       SOLE                                     164900
JOHNSON & JOHNSON COM          COM              478160104      213     3165 SH       SOLE                                       3165
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     3897   141619 SH       SOLE                                     141619
LSI LOGIC CORP COM             COM              502161102     2367   423449 SH       SOLE                    45827            377622
MERCK & CO INC COM             COM              589331107      237     7323 SH       SOLE                                       7323
MERRILL LYNCH & CO INC COM     COM              590188108     5568    98382 SH       SOLE                    10000             88382
MICROSOFT CORP COM             COM              594918104      714    29549 SH       SOLE                    20000              9549
MORGAN J P & CO INC COM        COM              46625H100     5328   153988 SH       SOLE                    20200            133788
MOTOROLA INC COM               COM              620076109     5028   335881 SH       SOLE                    65300            270581
NORTEL NETWORKS CORP COM       COM              656568102     1967   720450 SH       SOLE                   100100            620350
NOVARTIS A G SPONSORED ADR     COM              66987v109     4592    98163 SH       SOLE                                      98163
PFIZER INC COM                 COM              717081103      378    14396 SH       SOLE                     8000              6396
PHH CORP COM NEW               COM              639920202      508    23241 SH       SOLE                     3139             20102
QWEST COMMUNICATIONS           COM              749121109     3289   888859 SH       SOLE                   204000            684859
REGIONS FINANCIAL CORP COM     COM              7591EP100      591    18250 SH       SOLE                                      18250
RF MICRODEVICES INC COM        COM              749941100      169    32300 SH       SOLE                    30000              2300
RITE AID CORP COM              COM              767754104       47    11845 SH       SOLE                                      11845
SCIENTIFIC ATLANTA INC COM     COM              808655104     5370   190275 SH       SOLE                    20100            170175
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      345     8220 SH       SOLE                                       8220
TEXAS INSTRS INC COM           COM              882508104     4202   164833 SH       SOLE                    28250            136583
TIME WARNER INC COM            COM              887317105     4881   278130 SH       SOLE                    61400            216730
TRANSMETA CORP DEL COM         COM              89376R109       10    11000 SH       SOLE                     8500              2500
VIACOM INC CL B                COM              925524308     4646   133398 SH       SOLE                    18115            115283
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W100     4536   170773 SH       SOLE                    20300            150473
HILTON HOTELS CORP             CORP             432848AR0       38    35000 PRN      SOLE                                      35000
KIMBERLY CLARK CORP            CORP             494368AU7       11    10000 PRN      SOLE                                      10000
MERCK & CO INC                 CORP             589331AG2       41    40000 PRN      SOLE                                      40000
USX MARATHON GROUP             CORP             902905AS7       31    30000 PRN      SOLE                                      30000
VERIZON GLOBAL FDG CORP        CORP             92344GAR7       11    10000 PRN      SOLE                                      10000
SCHWAB CHARLES FAMILY VALUE AD                  808515605       94 93899.370SH       SOLE                                  93899.370